JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS — 124.0%
COMMON STOCKS — 122.8%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	134	4,189
Northrop Grumman Corp. (a)	39	13,951
Raytheon Technologies Corp.	207	17,783
TransDigm Group, Inc. *	6	3,968

		39,891

Air Freight & Logistics — 0.5%
FedEx Corp.	17	3,774
United Parcel Service, Inc., Class B	51	9,321

		13,095

Airlines — 0.1%
Southwest Airlines Co. *	33	1,700

Auto Components — 0.0% (b)
Aptiv plc *	9	1,285

Automobiles — 0.2%
General Motors Co. *	116	6,097

Banks — 5.8%
Bank of America Corp. (a)	668	28,370
Fifth Third Bancorp	261	11,094
SVB Financial Group *	52	33,908
Truist Financial Corp.	416	24,376
Wells Fargo & Co.	1,133	52,560

		150,308

Beverages — 1.8%
Coca-Cola Co. (The) (a)	476	24,958
PepsiCo, Inc. (a)	137	20,676

		45,634

Biotechnology — 3.9%
AbbVie, Inc. (a)	347	37,441
Biogen, Inc. * (a)	52	14,745
BioMarin Pharmaceutical, Inc. *	94	7,272
Neurocrine Biosciences, Inc. *	100	9,628
Regeneron Pharmaceuticals, Inc. *	34	20,720
Vertex Pharmaceuticals, Inc. *	64	11,568

		101,374

Building Products — 1.4%
Allegion plc	19	2,498
Fortune Brands Home & Security, Inc.	20	1,813
Johnson Controls International plc	59	4,015
Trane Technologies plc	157	27,155

		35,481

Capital Markets — 2.1%
Ameriprise Financial, Inc.	10	2,606
Charles Schwab Corp. (The)	254	18,491
CME Group, Inc.	35	6,751
Morgan Stanley (a)	274	26,625

		54,473

Chemicals — 4.3%
Air Products and Chemicals, Inc.	56	14,348
Celanese Corp.	130	19,600
DuPont de Nemours, Inc.	273	18,548
Eastman Chemical Co.	134	13,475
Linde plc (United Kingdom)	103	30,315
PPG Industries, Inc.	99	14,193

		110,479

Commercial Services & Supplies — 0.1%
Waste Connections, Inc.	21	2,661

Consumer Finance — 0.9%
Capital One Financial Corp.	138	22,323

Diversified Financial Services — 0.2%
Voya Financial, Inc.	76	4,640

Electric Utilities — 2.0%
Alliant Energy Corp.	46	2,557
Entergy Corp.	71	7,004
Evergy, Inc.	66	4,082
FirstEnergy Corp.	77	2,743
NextEra Energy, Inc.	321	25,222
Xcel Energy, Inc.	163	10,186

		51,794

Electrical Equipment — 1.0%
Eaton Corp. plc	172	25,653

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	129	4,700
Keysight Technologies, Inc. *	8	1,298

		5,998

Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	237	5,866

Entertainment — 1.5%
Activision Blizzard, Inc.	36	2,753
Electronic Arts, Inc. (a)	44	6,319
Endeavor Group Holdings, Inc., Class A *	633	18,151
Netflix, Inc. * (a)	20	12,181

		39,404

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Homes 4 Rent, Class A	165	6,298
Camden Property Trust	21	3,046
Cousins Properties, Inc.	137	5,111
Host Hotels & Resorts, Inc. *	643	10,504
Invitation Homes, Inc.	130	4,988
Kimco Realty Corp.	493	10,238
Prologis, Inc.	152	19,098
Sun Communities, Inc.	80	14,847
UDR, Inc.	146	7,738
Ventas, Inc.	73	4,019

		85,887

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	12	5,352

Food Products — 0.9%
Hershey Co. (The)	38	6,498

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Mondelez International, Inc., Class A (a)	296	17,210

		23,708

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	43	5,075
Boston Scientific Corp. * (a)	467	20,249
Danaher Corp.	20	6,098
Intuitive Surgical, Inc. * (a)	8	8,075
Medtronic plc	243	30,435
Teleflex, Inc.	6	2,279
Zimmer Biomet Holdings, Inc. (a)	169	24,689

		96,900

Health Care Providers & Services — 2.9%
Centene Corp. *	285	17,751
CVS Health Corp. (a)	65	5,515
UnitedHealth Group, Inc. (a)	131	51,227

		74,493

Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc. *	13	29,759
Expedia Group, Inc. *	9	1,490
Hilton Worldwide Holdings, Inc. *	60	7,907
McDonald’s Corp.	139	33,583
Royal Caribbean Cruises Ltd. *	31	2,754
Yum! Brands, Inc.	105	12,870

		88,363

Household Durables — 0.4%
KB Home	100	3,876
Toll Brothers, Inc.	113	6,273

		10,149

Household Products — 1.3%
Procter & Gamble Co. (The)	247	34,516

Insurance — 1.8%
Arthur J Gallagher & Co.	45	6,718
Chubb Ltd.	68	11,741
Hartford Financial Services Group, Inc. (The) (a)	100	6,999
Marsh & McLennan Cos., Inc.	24	3,674
Prudential Financial, Inc.	72	7,584
Ryan Specialty Group Holdings, Inc., Class A *	305	10,326

		47,042

Interactive Media & Services — 8.9%
Alphabet, Inc., Class A * (a)	42	111,358
Alphabet, Inc., Class C * (a)	13	33,881
Facebook, Inc., Class A * (a)	210	71,430
Pinterest, Inc., Class A *	14	735
ZoomInfo Technologies, Inc., Class A * (a)	257	15,736

		233,140

Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc. * (a)	40	132,771

IT Services — 6.5%
Affirm Holdings, Inc. *	46	5,491
FleetCor Technologies, Inc. *	56	14,760
Mastercard, Inc., Class A (a)	218	75,623
PayPal Holdings, Inc. * (a)	125	32,556
Shopify, Inc., Class A (Canada) *	13	17,875
WEX, Inc. *	124	21,919

		168,224

Life Sciences Tools & Services — 2.2%
PerkinElmer, Inc.	49	8,429
Thermo Fisher Scientific, Inc. (a)	87	49,830

		58,259

Machinery — 5.1%
Deere & Co.	107	35,926
Dover Corp.	138	21,404
Ingersoll Rand, Inc. *	813	40,992
Otis Worldwide Corp.	74	6,068
Stanley Black & Decker, Inc.	159	27,929

		132,319

Media — 2.5%
Charter Communications, Inc., Class A * (a)	29	20,994
Comcast Corp., Class A (a)	620	34,690
Fox Corp., Class A	107	4,306
Liberty Media Corp.-Liberty SiriusXM, Class A *	84	3,971

		63,961

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	281	9,137

Multiline Retail — 0.3%
Dollar General Corp.	41	8,626

Multi-Utilities — 1.2%
CenterPoint Energy, Inc.	902	22,184
Sempra Energy	23	2,867
WEC Energy Group, Inc.	56	4,964

		30,015

Oil, Gas & Consumable Fuels — 5.5%
Cabot Oil & Gas Corp.	284	6,179
Cheniere Energy, Inc. *	55	5,415
Chevron Corp.	138	13,955
Cimarex Energy Co.	98	8,553
ConocoPhillips (a)	455	30,865
Diamondback Energy, Inc.	459	43,433
EOG Resources, Inc.	40	3,212
Phillips 66	65	4,525
Pioneer Natural Resources Co. (a)	108	17,989
TC Energy Corp. (Canada)	164	7,893

		142,019

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	74	22,274

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. (a)	419	24,774
Eli Lilly & Co.	168	38,932

		63,706

Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	93	7,340
IHS Markit Ltd.	23	2,712
Leidos Holdings, Inc.	193	18,558

		28,610

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Road & Rail — 4.0%
Canadian National Railway Co. (Canada)	11	1,328
CSX Corp.	375	11,150
Lyft, Inc., Class A *	526	28,208
Norfolk Southern Corp. (a)	178	42,586
Old Dominion Freight Line, Inc.	34	9,793
Union Pacific Corp. (a)	53	10,375

		103,440

Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc. *	329	33,878
Analog Devices, Inc. (a)	282	47,291
Lam Research Corp.	38	21,905
Micron Technology, Inc. (a)	36	2,564
NVIDIA Corp.	147	30,455
NXP Semiconductors NV (China)	281	54,985
ON Semiconductor Corp. *	59	2,711
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	11	1,282
Teradyne, Inc.	16	1,717
Texas Instruments, Inc. (a)	23	4,352

		201,140

Software — 10.7%
Ceridian HCM Holding, Inc. *	231	25,968
Intuit, Inc.	76	41,167
Microsoft Corp. (a)	660	186,183
Oracle Corp.	34	2,929
salesforce.com, Inc. * (a)	33	8,871
Workday, Inc., Class A *	64	16,071

		281,189

Specialty Retail — 4.5%
AutoZone, Inc. * (a)	7	11,078
Best Buy Co., Inc.	28	2,990
Burlington Stores, Inc. *	12	3,468
Home Depot, Inc. (The) (a)	41	13,513
Lowe’s Cos., Inc.	163	33,142
O’Reilly Automotive, Inc. *	67	40,793
TJX Cos., Inc. (The)	162	10,662

		115,646

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. (a)	947	134,045
Hewlett Packard Enterprise Co.	654	9,314
Seagate Technology Holdings plc	288	23,791

		167,150

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	186	27,001

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	140	17,928

TOTAL COMMON STOCKS (Cost $1,704,617)		3,191,121

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (c) (d) (Cost $30,583)	30,568	30,583

TOTAL LONG POSITIONS (Cost $1,735,200)		3,221,704

SHORT POSITIONS — (23.9)%
COMMON STOCKS — (23.9)%
Aerospace & Defense — (0.5)%
Boeing Co. (The) *	(13)	(2,964)
Hexcel Corp. *	(42)	(2,465)
Huntington Ingalls Industries, Inc.	(31)	(6,041)
L3Harris Technologies, Inc.	(6)	(1,285)

		(12,755)

Air Freight & Logistics — (0.5)%
CH Robinson Worldwide, Inc.	(75)	(6,524)
Expeditors International of Washington, Inc.	(50)	(5,993)

		(12,517)

Auto Components — (0.1)%
Autoliv, Inc. (Sweden)	(44)	(3,751)

Beverages — 0.0% (b)
Brown-Forman Corp., Class B	(14)	(941)

Biotechnology — (0.4)%
Amgen, Inc.	(24)	(5,031)
Gilead Sciences, Inc.	(34)	(2,350)
Moderna, Inc. *	(10)	(3,769)

		(11,150)

Building Products — (0.1)%
Lennox International, Inc.	(8)	(2,310)
Masco Corp.	(23)	(1,295)

		(3,605)

Capital Markets — (1.2)%
Franklin Resources, Inc.	(86)	(2,571)
Goldman Sachs Group, Inc. (The)	(21)	(7,981)
Moody’s Corp.	(25)	(9,008)
MSCI, Inc.	(12)	(7,371)
Northern Trust Corp.	(35)	(3,729)

		(30,660)

Chemicals — (0.3)%
Dow, Inc.	(57)	(3,292)
Ecolab, Inc.	(19)	(4,063)
LyondellBasell Industries NV, Class A	(12)	(1,089)

		(8,444)

Commercial Services & Supplies — (0.2)%
Republic Services, Inc.	(39)	(4,632)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Communications Equipment — (0.1)%
Cisco Systems, Inc.	(50)	(2,741)

Consumer Finance — (0.2)%
Discover Financial Services	(45)	(5,562)

Containers & Packaging — (1.1)%
AptarGroup, Inc.	(16)	(1,959)
Ball Corp.	(48)	(4,338)
Crown Holdings, Inc.	(18)	(1,772)
International Paper Co.	(132)	(7,356)
Packaging Corp. of America	(11)	(1,545)
Silgan Holdings, Inc.	(163)	(6,254)
Sonoco Products Co.	(109)	(6,467)

		(29,691)

Diversified Telecommunication Services — (0.9)%
AT&T, Inc.	(378)	(10,198)
Lumen Technologies, Inc.	(534)	(6,616)
Verizon Communications, Inc.	(132)	(7,148)

		(23,962)

Electric Utilities — (0.8)%
American Electric Power Co., Inc.	(103)	(8,392)
Pinnacle West Capital Corp.	(32)	(2,305)
Southern Co. (The)	(159)	(9,875)

		(20,572)

Electrical Equipment — (0.7)%
Acuity Brands, Inc.	(27)	(4,630)
Hubbell, Inc.	(34)	(6,195)
Rockwell Automation, Inc.	(5)	(1,460)
Sensata Technologies Holding plc *	(96)	(5,277)

		(17,562)

Electronic Equipment, Instruments & Components — (0.2)%
Cognex Corp.	(64)	(5,156)

Energy Equipment & Services — (0.5)%
Halliburton Co.	(401)	(8,678)
Schlumberger NV	(139)	(4,110)

		(12,788)

Entertainment — (0.3)%
AMC Entertainment Holdings, Inc., Class A *	(178)	(6,787)
Spotify Technology SA *	(10)	(2,301)

		(9,088)

Equity Real Estate Investment Trusts (REITs) — (1.6)%
AvalonBay Communities, Inc.	(14)	(3,006)
Duke Realty Corp.	(79)	(3,800)
Equity Residential	(55)	(4,436)
Iron Mountain, Inc.	(213)	(9,253)
National Retail Properties, Inc.	(168)	(7,263)
Realty Income Corp.	(40)	(2,608)
Simon Property Group, Inc.	(48)	(6,202)
SL Green Realty Corp.	(20)	(1,401)
Vornado Realty Trust	(28)	(1,162)

		(39,131)

Food & Staples Retailing — (1.3)%
Kroger Co. (The)	(485)	(19,620)
Walgreens Boots Alliance, Inc.	(110)	(5,162)
Walmart, Inc.	(54)	(7,564)

		(32,346)

Food Products — (0.6)%
Campbell Soup Co.	(149)	(6,232)
Conagra Brands, Inc.	(117)	(3,955)
General Mills, Inc.	(21)	(1,257)
Kellogg Co.	(77)	(4,925)

		(16,369)

Gas Utilities — (0.1)%
National Fuel Gas Co.	(52)	(2,737)

Health Care Equipment & Supplies — (0.6)%
Baxter International, Inc.	(66)	(5,342)
Stryker Corp.	(44)	(11,473)

		(16,815)

Health Care Providers & Services — (0.1)%
Henry Schein, Inc. *	(50)	(3,832)

Health Care Technology — (0.2)%
Cerner Corp.	(92)	(6,473)

Household Durables — (0.1)%
NVR, Inc. *	— (e)	(1,222)
PulteGroup, Inc.	(25)	(1,148)

		(2,370)

Household Products — (0.6)%
Clorox Co. (The)	(69)	(11,460)
Colgate-Palmolive Co.	(54)	(4,112)

		(15,572)

Industrial Conglomerates — (0.8)%
3M Co.	(75)	(13,172)
General Electric Co.	(84)	(8,663)

		(21,835)

Insurance — (0.5)%
Allstate Corp. (The)	(50)	(6,329)
Aon plc, Class A	(6)	(1,655)
Axis Capital Holdings Ltd.	(25)	(1,149)
Travelers Cos., Inc. (The)	(22)	(3,358)

		(12,491)

Internet & Direct Marketing Retail — (0.3)%
eBay, Inc.	(93)	(6,499)

IT Services — (1.1)%
Automatic Data Processing, Inc.	(13)	(2,647)
Cognizant Technology Solutions Corp., Class A	(35)	(2,581)
DXC Technology Co. *	(41)	(1,381)
Infosys Ltd., ADR (India)	(181)	(4,034)
Paychex, Inc.	(49)	(5,466)
Snowflake, Inc., Class A *	(25)	(7,492)
Western Union Co. (The)	(250)	(5,058)

		(28,659)

Life Sciences Tools & Services — (0.3)%
Waters Corp. *	(19)	(6,876)

Machinery — (0.7)%
Caterpillar, Inc.	(35)	(6,697)
Illinois Tool Works, Inc.	(42)	(8,719)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

PACCAR, Inc.	(45)	(3,546)

		(18,962)

Media — (1.3)%
Interpublic Group of Cos., Inc. (The)	(287)	(10,538)
Omnicom Group, Inc.	(153)	(11,080)
ViacomCBS, Inc.	(234)	(9,259)

		(30,877)

Multiline Retail — (0.2)%
Macy’s, Inc.	(263)	(5,951)

Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	(154)	(11,198)
Dominion Energy, Inc.	(25)	(1,828)

		(13,026)

Oil, Gas & Consumable Fuels — (1.9)%
Devon Energy Corp.	(171)	(6,070)
Enbridge, Inc. (Canada)	(243)	(9,664)
Exxon Mobil Corp.	(246)	(14,473)
Hess Corp.	(59)	(4,605)
HollyFrontier Corp.	(131)	(4,330)
Kinder Morgan, Inc.	(152)	(2,548)
Marathon Oil Corp.	(399)	(5,457)

		(47,147)

Pharmaceuticals — (0.2)%
Pfizer, Inc.	(116)	(4,990)

Professional Services — (0.2)%
TransUnion	(42)	(4,690)
Verisk Analytics, Inc.	(8)	(1,540)

		(6,230)

Road & Rail — (0.1)%
Canadian Pacific Railway Ltd. (Canada)	(20)	(1,278)
JB Hunt Transport Services, Inc.	(6)	(1,077)
Werner Enterprises, Inc.	(23)	(1,008)

		(3,363)

Semiconductors & Semiconductor Equipment — (1.5)%
Broadcom, Inc.	(28)	(13,534)
Intel Corp.	(342)	(18,208)
QUALCOMM, Inc.	(28)	(3,600)
Skyworks Solutions, Inc.	(7)	(1,202)

		(36,544)

Software — (0.4)%
Adobe, Inc. *	(2)	(1,266)
Citrix Systems, Inc.	(28)	(3,004)
Palantir Technologies, Inc., Class A *	(168)	(4,029)
VMware, Inc., Class A *	(8)	(1,192)

		(9,491)

Specialty Retail — (0.1)%
CarMax, Inc. *	(11)	(1,360)

Technology Hardware, Storage & Peripherals — (0.3)%
HP, Inc.	(65)	(1,784)
NetApp, Inc.	(47)	(4,238)
Xerox Holdings Corp.	(95)	(1,923)

		(7,945)

Trading Companies & Distributors — (0.2)%
Fastenal Co.	(103)	(5,315)

Water Utilities — 0.0% (b)
Essential Utilities, Inc.	(28)	(1,276)

TOTAL COMMON STOCKS (Proceeds $(607,947))		(620,059)

TOTAL SHORT POSITIONS (Proceeds $(607,947))		(620,059)

Total Investments — 100.1% (Cost $1,127,253)		2,601,645
Liabilities in Excess of Other Assets — (0.1)%		(2,927)

Net Assets — 100.0%		2,598,718

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $846,939.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2021.
(e)	Amount rounds to less than one thousand.
*	Non-income producing security.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,221,704	$—	$—	$3,221,704

Total Liabilities for Securities Sold Short (a)	$(620,059)	$—	$—	$(620,059)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$11,580	$121,014	$102,011	$—	(c)	$—	(c)	$30,583	30,568	$5	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.